UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      160,422
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
A T & T INC NEW                COM            00206R102      292    9.955 SH       SOLE                  9.955      0    0
AGNICO-EAGLE MINES LTD F       COM            008474108     1086   14.154 SH       SOLE                 14.154      0    0
AMERICA MOVIL SAB L ADRF SPONS COM            02364w105     1016   17.714 SH       SOLE                 17.714      0    0
AMERICAN EXPRESS COMPANY       COM            025816109     1054   24.556 SH       SOLE                 24.556      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     4569   66.939 SH       SOLE                 66.939      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     2764     34.5 SH       SOLE                   34.5      0    0
CAMECO CORP COM NPV ISIN#CA133 COM            13321l108     1110    27.49 SH       SOLE                  27.49      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739     7310  130.628 SH       SOLE                130.628      0    0
DURECT CORP COM                COM            266605104      263    76.25 SH       SOLE                  76.25      0    0
GILEAD SCIENCES INC            COM            375558103     1082    29.87 SH       SOLE                  29.87      0    0
GOLDCORP INC                   COM            380956409     1081     23.5 SH       SOLE                   23.5      0    0
HSBC HLDGS PLC ADR NEW F SPONS COM            404280406     1044   20.446 SH       SOLE                 20.446      0    0
INTEL CORP                     COM            458140100      206      9.8 SH       SOLE                    9.8      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    15383  163.436 SH       SOLE                163.436      0    0
ISHARES FTSE XINHAU CHINA 25 I COM            464287184     3514    81.55 SH       SOLE                  81.55      0    0
ISHARES LEHMAN BARCLAYS TIPS B COM            464287176    21614  201.022 SH       SOLE                201.022      0    0
ISHARES MSCI AUS IDX FD AUSTRA COM            464286103     1372   53.929 SH       SOLE                 53.929      0    0
ISHARES MSCI EAFE INDEX FUND E COM            464287465    29683   509.84 SH       SOLE                 509.84      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    12955  271.932 SH       SOLE                271.932      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      578    52.95 SH       SOLE                  52.95      0    0
JOHNSON & JOHNSON              COM            478160104     1085   17.536 SH       SOLE                 17.536      0    0
JUNIPER NETWORKS INC           COM            48203r104      244     6.62 SH       SOLE                   6.62      0    0
K L A TENCOR CORP              COM            482480100      908   23.488 SH       SOLE                 23.488      0    0
MAKO SURGICAL CORP.            COM            560879108     1036   68.051 SH       SOLE                 68.051      0    0
MARTEK BIOSCIENCES CORP TENDER COM            572901106      351     11.2 SH       SOLE                   11.2      0    0
MASTERCARD INC                 COM            57636Q104     1072    4.785 SH       SOLE                  4.785      0    0
MC DONALDS CORP                COM            580135101     1094   14.254 SH       SOLE                 14.254      0    0
MERCK & CO., INC.              COM            58933Y105     2014   55.893 SH       SOLE                 55.893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     5619    57.28 SH       SOLE                  57.28      0    0
RESEARCH IN MOTION LTD F       COM            760975102     1095   18.834 SH       SOLE                 18.834      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462f103      571    4.541 SH       SOLE                  4.541      0    0
SECTOR SPDR HEALTH FUND SHARES COM            81369Y209     1309   41.549 SH       SOLE                 41.549      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1830  240.774 SH       SOLE                240.774      0    0
SPDR GOLD TRUST ETF            COM            78463V107    14762  106.417 SH       SOLE                106.417      0    0
STATE STREET CORP              COM            857477103      213      4.6 SH       SOLE                    4.6      0    0
UTILITIES SECTOR SPDR          COM            81369Y886     1865   59.512 SH       SOLE                 59.512      0    0
VANGUARD ENERGY                COM            92204a306     5709   57.283 SH       SOLE                 57.283      0    0
VANGUARD INDEX FDS VANGUARDREI COM            922908553     2633   47.555 SH       SOLE                 47.555      0    0
VANGUARD TOTAL STOCK MKT       COM            922908769     6650  102.413 SH       SOLE                102.413      0    0
VODAFONE GROUP NEW ADR F SPONS COM            92857w209     1071   40.495 SH       SOLE                 40.495      0    0
YAMANA GOLD INC                COM            98462Y100      568    44.35 SH       SOLE                  44.35      0    0
iShares Russell 1000 Value Ind COM            464287598      211    3.259 SH       SOLE                  3.259      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102      536  170.212 SH       SOLE                170.212      0    0
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